UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter End: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
			New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		November 14, 2006

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		53
Form 13F Information Table Value Total:		$4,031,320

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Alcan Inc                     COMMON     013716105      1481   37166 SH        SOLE            37166
Aleris Intl Inc               COMMON     014477103     18140  358922 SH      DEFINED   01     358922
Amgen Inc                     COMMON     031162100      5236   73194 SH        SOLE            73194
Apollo Group Inc               CL A      037604105     35634  723681 SH        SOLE           723681
Aramark Corp                   CL B      038521100     32860 1000000 SH      DEFINED   01    1000000
Aurizon Mines Ltd             COMMON     05155P106      7704 2900000 SH      DEFINED   01    2900000
BB&T Corp                     COMMON     054937107      1540   35173 SH        SOLE            35173
Bally Total Fitness Hldg      COMMON     05873K108        19   12563 SH      DEFINED   01      12563
Bema Gold Corp                COMMON     08135F107     9996322715339 SH      DEFINED   01   22715339
Boston Scientific Corp        COMMON     101137107    19800013387415 SH      DEFINED   01   13387415
CBS Corp                       CL B      124857202     56870 2018800 SH      DEFINED   01    2018800
Cambior Inc                   COMMON     13201L103     5960717000000 SH      DEFINED   01   17000000
Cardinal Health Inc           COMMON     14149Y108      4011   61012 SH        SOLE            61012
Caremark RX Inc               COMMON     141705103     56666  999938 SH        SOLE           999938
Conexant Systems Inc          COMMON     207142100      1739  869338 SH        SOLE           869338
Constellation Energy Grou     COMMON     210371100     25841  436500 SH      DEFINED   01     436500
Credence Sys Corp             COMMON     225302108       168   58916 SH        SOLE            58916
Embarq Corp                   COMMON     29078E105     56813 1174558 SH      DEFINED   01    1174558
Eurozinc Mng Corp             COMMON     298804105     9945141800000 SH      DEFINED   01   41800000
Fisher Scientific Intl Inc    COMMON     338032204    572601 7318519 SH      DEFINED   01    7318519
Freescale Semiconductor Inc    CL A      35687M107     39953 1050000 SH      DEFINED   01    1050000
Freescale Semiconductor Inc    CL B      35687M206    150140 3950000 SH      DEFINED   01    3950000
General Electric Co           COMMON     369604103     12203  345699 SH        SOLE           345699
Glamis Gold Ltd               COMMON     376775102     77029 1959900 SH      DEFINED   01    1959900
Houston Expl Co               COMMON     442120101    136730 2479230 SH      DEFINED   01    2479230
Inco Ltd                      COMMON     453258402    78983710363077 SH      DEFINED   01   10363077
Juniper Networks Inc          COMMON     48203R104     24592 1423169 SH        SOLE          1423169
MSystems Ltd                   SHS       M7061C100     20120  500000 SH      DEFINED   01     500000
Manulife Finl Corp            COMMON     56501R106     16884  524330 SH        SOLE           524330
Maverick Tube Corp            COMMON     577914104     98866 1525000 SH      DEFINED   01    1525000
Millicom Intl Cellular         SHS       L6388F110     44701 1092400 SH      DEFINED   01    1092400
Mirant Corp                   COMMON     60467R100    251773 9219082 SH      DEFINED   01    9219082
Monogram Biosciences Inc      COMMON     60975U108       284  185299 SH      DEFINED   01     185299
NS Group Inc                  COMMON     628916108     75969 1176900 SH      DEFINED   01    1176900
Open Text Corp                COMMON     683715106      1452   81106 SH        SOLE            81106
Portland Gen Elec Co          COMMON     736508847       832   34091 SH      DEFINED   01      34091
Reckson Assocs Rlty Corp      COMMON     75621K106     85600 2000000 SH      DEFINED   01    2000000
Simon Ppty Group Inc          COMMON     828806109      4476   49392 SH        SOLE            49392
Sprint Nextel Corp           COM FON     852061100    40630823691400 SH      DEFINED   01   23691400
Sun-Times Media Group Inc     COMMON     86688Q100     13690 2080588 SH      DEFINED   01    2080588
Symantec Corp                 COMMON     871503108    115793 5441400 SH      DEFINED   01    5441400
Symbol Technologies Inc       COMMON     871508107    15521210444950 SH      DEFINED   01   10444950
Tripath Imaging Inc           COMMON     896942109     17157 1900000 SH      DEFINED   01    1900000
Tronox Inc                     CL B      897051207     31244 2446684 SH      DEFINED   01    2446684
Tronox Inc                     CL A      897051108      1854  145400 SH      DEFINED   01     145400
UnitedHealth Group Inc        COMMON     91324P102     12786  259886 SH        SOLE           259886
Univision Communications       CL A      914906102     12387  360719 SH      DEFINED   01     360719
Veritas DGC Inc               COMMON     92343P107      6732  102275 SH      DEFINED   01     102275
Viacom Inc                     CL B      92553P201     61607 1657000 SH      DEFINED   01    1657000
Viacom Inc                     CL A      92553P102      6513  174600 SH        SOLE           174600
West Corp                     COMMON     952355105       223    4615 SH        SOLE             4615
YRC Worldwide Inc             COMMON     984249102      1001   27018 SH        SOLE            27018
Yamana Gold Inc               COMMON     98462Y100     23032 2500000 SH      DEFINED   01    2500000

                                                     4031320